Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2021
Employee Benefits
Schedule of employee benefit

	2021	2020	2019

	(€ in thousands)
Wages and salaries	16,838	13,251	13,187
Social security costs	2,124	1,710	1,433
Pension costs — defined contribution plans	1,142	1,037	910
Equity-settled share based payments	6,216	7,838	5,948
	26,320	23,836	21,478
Average number of employees for the period	163.0	156.3	139.8

Schedule of employee per activity

	December 31, 2021	December 31, 2020	December 31, 2019
Research and Development	140.7	113.8	118.3
General and Administrative	40.9	36.6	36.1
Total number of employees at December 31 (converted to FTE)	181.6	150.4	154.4